Note 5 - Transactions With Related Parties (Details Textual) - USD ($)				6 Months Ended
	Mar. 29, 2019	Jan. 02, 2018	Sep. 01, 2017	Jun. 30, 2019	Jun. 30, 2018
Chief Executive Officer [Member] | Incentive Compensation for Completion of Newbuilding Program [Member]
Related Party Transaction, Amounts of Transaction		$ 2,250,000
Central Shipping Monaco SAM [Member]
Related Party Transaction, Amounts of Transaction					$ 4,625,000
Central Shipping Monaco SAM [Member] | Newbuilding Supervision Fee [Member]
Related Party Transaction, Amounts of Transaction				$ 463,000	$ 386,000
Immediate Family Member of Management or Principal Owner [Member] | Family Trading [Member] | Revolving Credit Facility [Member]
Stock Issued During Period, Shares, New Issues	27,129
Central Ship Chartering [Member]
Charter Term			3 years
Charter Rate Per Day			$ 14,750
Charter Option Term			2 years
Related Party Chartering Commission Percentage			1.25%
Percentage of Profit Share Per Day Over Fixed Amount			50.00%
Central Ship Chartering [Member] | Optional Year 1 [Member]
Charter Rate Per Day			$ 15,250
Central Ship Chartering [Member] | Optional Year 2 [Member]
Charter Rate Per Day			$ 15,750